BORROWINGS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2023	$452
2024	2,931
2025	3,519
2026	102
2027	445
Thereafter	5,831
Total - principal repayments	$13,280
Deferred financing costs and other accounting adjustments	(367)
Total - December 31, 2022	$12,913
Total - December 31, 2021	$5,246
Current and non-current non-recourse borrowings in subsidiaries of the company as at December 31, 2022, net of deferred financing costs and other accounting adjustments were $415 million and $12,498 million, respectively (2021: $53 million and $5,193 million, respectively). Non-recourse borrowings in subsidiaries of the company include borrowings made under subscription facilities of Brookfield-sponsored private equity funds.
The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
The company’s operations are currently in compliance with all covenant requirements, and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2022 and 2021:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2022	2021	2022	2021	2022	2021
Total	8.7%	4.8%	5.1	4.4	$12,913	$5,246
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	2022	Local currency		2021	Local currency
U.S. dollars	$10,244		$10,244	$2,878		$2,878
Brazilian reais	1,692	R$	8,826	1,379	R$	7,695
Australian dollars	949	A$	1,393	985	A$	1,357
Other	28			4
Total	$12,913			$5,246